Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2021	2020	2019

Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share
- From continued operations	6,585,821	9,772,472	7,103,831

- Net income for the year	6,585,821	17,133,423	7,889,255

Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	592,046	596,026	596,026

Basic and diluted earnings per share
- From continued operations (in pesos)	11.1238	16.3960	11.9186

- From continued and discontinued operations (in pesos)	11.1238	28.7461	13.2364